CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Financial Derivatives (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Positive fair value	€ 19,350	€ 55,562
Negative fair value	(61,894)	(13,539)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Positive fair value	17,138	51,949
Negative fair value	(58,911)	(10,344)
Currency swaps | Other foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Positive fair value	2,212	3,613
Negative fair value	(2,983)	(3,195)
Currency swaps | Cash flow hedges | Currency swaps
Disclosure of detailed information about financial instruments [line items]
Positive fair value	11,591	34,542
Negative fair value	(58,911)	(10,170)
Interest rate caps | Cash flow hedges | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Positive fair value	5,547	17,407
Negative fair value	0	0
Commodities | Cash flow hedges | Commodities
Disclosure of detailed information about financial instruments [line items]
Positive fair value	0	0
Negative fair value	€ 0	€ (174)